Filed pursuant to Rule 497(e)
Registration Nos. 333-07463 and 811-07687

[CHAPMAN AND CUTLER LLP LETTERHEAD]

October 25, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Nuveen Strategy Funds, Inc.
File Nos. 333-07463 and 811-07687

Ladies and Gentlemen:

On behalf of Nuveen Strategy Funds, Inc. (the “Registrant”) and it series, Nuveen Strategy Aggressive Growth Allocation Fund, Nuveen Strategy Growth Allocation Fund, Nuveen Strategy Balanced Allocation Fund and Nuveen Strategy Conservative Allocation Fund, we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Registrant’s 497(e) filing with the Securities and Exchange Commission on October 5, 2018.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

very truly yours,
CHAPMAN AND CUTLER LLP
By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosure